UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

June 30, 2011

1.816017.107

TP1-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,900,000	$ 2,057,873
5.875% 1/15/36	3,105,000	2,946,412
6.375% 6/15/14	6,069,000	6,745,032
		11,749,317
Media - 1.4%
Comcast Corp. 6.55% 7/1/39	9,750,000	10,557,963
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,150,054
6.35% 6/1/40	2,738,000	2,908,131
Liberty Media Corp. 8.25% 2/1/30	2,323,000	2,241,695
NBC Universal, Inc.:
3.65% 4/30/15 (c)	3,350,000	3,515,832
5.15% 4/30/20 (c)	11,048,000	11,658,170
6.4% 4/30/40 (c)	5,208,000	5,597,272
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,312,079
News America, Inc. 6.15% 2/15/41 (c)	3,600,000	3,566,290
Time Warner Cable, Inc. 5.85% 5/1/17	11,399,000	12,811,746
Time Warner, Inc. 6.2% 3/15/40	7,609,000	7,795,245
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,127,843
		69,242,320
TOTAL CONSUMER DISCRETIONARY		80,991,637
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	4,038,342
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	5,158,000	5,022,319
6.302% 6/1/37 (j)	1,470,000	1,431,413
		6,453,732
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	4,113,000	4,493,518
6.5% 8/11/17	3,770,000	4,429,399
6.875% 2/1/38	4,364,000	5,048,672
		13,971,589
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	$ 4,444,000	$ 5,791,590
9.7% 11/10/18	4,681,000	6,148,316
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,956,458
7.25% 6/15/37	9,291,000	10,012,613
		29,908,977
TOTAL CONSUMER STAPLES		54,372,640
ENERGY - 2.2%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,099,000	4,341,944
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	4,548,000	4,726,664
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,199,600
		14,268,208
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,441,000	15,399,071
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,847,216
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	4,913,880
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	2,718,000	2,792,326
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,694,000	1,877,049
6.85% 1/15/40 (c)	6,094,000	7,029,222
Nakilat, Inc. 6.067% 12/31/33 (c)	2,653,000	2,732,590
Nexen, Inc. 6.4% 5/15/37	7,000,000	6,982,605
Petro-Canada 6.05% 5/15/18	1,960,000	2,218,012
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,546,749
5.75% 1/20/20	12,326,000	13,148,822
6.875% 1/20/40	3,033,000	3,275,640
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,480,000	1,503,912
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,328,000	2,421,120
5.5% 9/30/14 (c)	3,253,000	3,558,131
6.75% 9/30/19 (c)	2,130,000	2,470,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 891,000	$ 887,816
4.6% 6/15/21	1,165,000	1,149,686
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	6,905,465
Western Gas Partners LP 5.375% 6/1/21	5,066,000	5,216,714
		93,876,826
TOTAL ENERGY		108,145,034
FINANCIALS - 11.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,279,977
5.95% 1/18/18	4,700,000	5,063,526
6% 6/15/20	2,200,000	2,365,691
6.15% 4/1/18	4,350,000	4,731,930
6.25% 2/1/41	2,489,000	2,509,338
6.75% 10/1/37	3,956,000	3,955,933
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	1,670,000	1,680,434
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,618,866
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,616,730
7.125% 5/15/15	8,210,000	9,234,534
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,000,000	5,529,360
Morgan Stanley:
4.1% 1/26/15	3,405,000	3,497,010
4.75% 4/1/14	1,352,000	1,408,908
5.45% 1/9/17	3,700,000	3,899,663
5.75% 1/25/21	2,000,000	2,022,330
6% 5/13/14	3,812,000	4,150,521
6.625% 4/1/18	7,000,000	7,707,350
7.3% 5/13/19	3,747,000	4,246,869
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	7,095,331
		97,614,301
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	4,925,000	5,073,696
BB&T Capital Trust IV 6.82% 6/12/77 (j)	1,016,000	1,028,700
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	6,010,000	5,742,555
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,361,658
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(j)	655,596	645,762
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 2,021,000	$ 2,243,365
8.7% 11/18/19	4,894,000	5,900,652
Export-Import Bank of Korea 5.25% 2/10/14 (c)	2,560,000	2,748,754
Fifth Third Bancorp:
3.625% 1/25/16	2,610,000	2,631,465
4.5% 6/1/18	2,119,000	2,104,402
8.25% 3/1/38	1,976,000	2,362,632
Fifth Third Bank 4.75% 2/1/15	556,000	585,070
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,811,000	1,779,308
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	2,999,111
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,364,543
KeyBank NA:
5.45% 3/3/16	1,756,000	1,904,231
5.8% 7/1/14	3,233,000	3,543,478
6.95% 2/1/28	850,000	937,978
KeyCorp. 5.1% 3/24/21	2,409,000	2,451,868
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	496,000	495,066
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	2,019,303
5% 1/17/17	3,368,000	3,642,603
5.25% 9/4/12	1,350,000	1,399,739
6.375% 9/1/11	5,009,000	5,042,180
Regions Bank:
6.45% 6/26/37	6,451,000	6,037,426
7.5% 5/15/18	2,725,000	2,820,375
Regions Financial Corp.:
5.75% 6/15/15	877,000	863,845
7.75% 11/10/14	4,089,000	4,330,901
SunTrust Banks, Inc. 3.6% 4/15/16	4,108,000	4,145,868
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,647,049
		91,853,583
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,159,000	4,079,766
SLM Corp.:
0.5038% 10/25/11 (j)	1,810,000	1,801,012
0.5738% 1/27/14 (j)	1,095,000	1,038,393
5% 10/1/13	383,000	398,236
		7,317,407
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 2.0%
Bank of America Corp. 5.75% 12/1/17	$ 10,500,000	$ 11,157,825
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,326,662
3.625% 5/8/14	3,862,000	4,058,228
4.742% 3/11/21	10,000,000	10,308,830
Capital One Capital V 10.25% 8/15/39	1,553,000	1,646,180
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,238,810
5.5% 4/11/13	15,124,000	16,054,066
6.125% 5/15/18	14,745,000	16,229,394
6.5% 8/19/13	1,131,000	1,229,783
JPMorgan Chase & Co. 4.625% 5/10/21	15,000,000	14,868,165
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	625,000	652,953
5.5% 1/15/14 (c)	4,295,000	4,613,277
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,202,591
5.15% 3/15/20	1,651,000	1,749,685
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	2,500,000	2,537,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	504,730
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,534,000	1,526,330
		97,905,009
Insurance - 1.9%
Aon Corp.:
3.125% 5/27/16	2,472,000	2,462,728
3.5% 9/30/15	1,724,000	1,771,253
5% 9/30/20	2,013,000	2,062,677
6.25% 9/30/40	1,290,000	1,343,362
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	6,065,250
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(j)	11,559,000	11,905,770
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,090,000	4,816,524
6.5% 3/15/35 (c)	4,153,000	3,860,184
6.7% 8/15/16 (c)	7,190,000	8,051,053
10.75% 6/15/88 (c)(j)	4,025,000	5,343,188
Lincoln National Corp. 7% 5/17/66 (j)	1,446,000	1,448,603
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,707,000	2,364,938
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5.875% 2/6/41	$ 1,278,000	$ 1,284,368
6.75% 6/1/16	3,550,000	4,130,113
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	3,155,000	3,445,989
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,427,819
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,829,000	2,083,456
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,200,000	2,318,763
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,915,000	5,232,843
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,542,000	4,615,966
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	7,116,074
7.375% 6/15/19	1,370,000	1,623,787
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,731,148
Unum Group 5.625% 9/15/20	2,348,000	2,457,189
		92,963,045
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	564,894
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,145,000	2,113,355
5.375% 10/15/12	3,311,000	3,407,880
7.5% 4/1/17	2,084,000	2,358,771
9.625% 3/15/16	3,458,000	4,170,735
Duke Realty LP 5.875% 8/15/12	569,000	595,482
Equity One, Inc.:
5.375% 10/15/15	606,000	639,014
6% 9/15/17	3,026,000	3,215,975
6.25% 12/15/14	2,601,000	2,840,906
6.25% 1/15/17	2,250,000	2,429,741
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,766,932
5.9% 4/1/20	1,116,000	1,222,014
6% 7/15/12	1,635,000	1,709,932
6.2% 1/15/17	1,240,000	1,391,109
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,878,921
6.65% 1/15/18	2,850,000	3,165,951
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14	$ 5,815,000	$ 6,226,702
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,691,739
		42,390,053
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,780,000	5,127,372
6.3% 6/1/13	4,580,000	4,923,958
BioMed Realty LP:
3.85% 4/15/16	4,800,000	4,835,568
6.125% 4/15/20	1,499,000	1,593,714
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,461,100
5.75% 4/1/12	2,341,000	2,418,885
Colonial Properties Trust 5.5% 10/1/15	16,890,000	17,696,379
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,148,339
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,501,046
5.5% 3/1/16	3,680,000	3,973,587
5.625% 8/15/11	2,767,000	2,780,091
5.95% 2/15/17	1,473,000	1,614,865
6.25% 5/15/13	3,511,000	3,782,772
6.5% 1/15/18	4,735,000	5,263,289
ERP Operating LP:
4.75% 7/15/20	3,181,000	3,223,654
5.2% 4/1/13	4,695,000	4,999,804
5.5% 10/1/12	5,628,000	5,921,877
5.75% 6/15/17	1,306,000	1,447,072
6.625% 3/15/12	1,125,000	1,169,503
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,779,432
5.5% 12/15/16	3,166,000	3,448,065
6.625% 10/1/17	3,452,000	3,956,644
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,725,831
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,327,909
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,731,209
5.1% 6/15/15	2,362,000	2,606,528
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,410,000	$ 2,663,465
6.15% 11/15/15	7,034,000	7,847,904
		113,969,862
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.875% 1/5/21	10,095,000	10,587,515
6.5% 8/1/16	5,000,000	5,573,595
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,714,696
		19,875,806
TOTAL FINANCIALS		563,889,066
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,487,286
5.25% 6/15/12	3,302,000	3,435,322
6.25% 6/15/14	1,213,000	1,365,578
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	2,941,349
		12,229,535
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	795,118	835,829
6.648% 3/15/19	1,991,778	2,098,736
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,620,145	1,555,339
8.36% 1/20/19	7,667,638	7,974,343
		12,464,247
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,756,000	2,859,350
TOTAL INDUSTRIALS		15,323,597
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 5,192,459
6.55% 10/1/17	2,336,000	2,750,806
		7,943,265
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,219,317
TOTAL INFORMATION TECHNOLOGY		11,162,582
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	10,261,000	11,895,598
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,285,000	1,298,753
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,620,000	4,915,135
		6,213,888
TOTAL MATERIALS		18,109,486
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	4,683,000	4,959,194
6.8% 5/15/36	6,735,000	7,530,033
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	5,951,807
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,049,576
6.45% 6/15/21	7,686,000	7,593,199
7.6% 9/15/39	3,124,000	3,004,913
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,246,804
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,481,136
Telefonica Emisiones SAU 5.855% 2/4/13	1,456,000	1,543,776
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	18,660,303
		64,020,741
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,756,744
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19	$ 5,356,000	$ 5,936,649
6.35% 3/15/40	1,571,000	1,652,555
Sprint Nextel Corp. 6% 12/1/16	15,074,000	15,055,158
		27,401,106
TOTAL TELECOMMUNICATION SERVICES		91,421,847
UTILITIES - 2.3%
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,424,976
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,446,000	3,414,924
6.4% 9/15/20 (c)	6,623,000	6,846,579
Edison International 3.75% 9/15/17	2,719,000	2,729,642
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,125,846
FirstEnergy Solutions Corp. 6.05% 8/15/21	1,791,000	1,925,882
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	3,110,000	3,033,385
3.75% 11/15/20 (c)	612,000	576,470
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,334,627
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,904,992
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,334,442
6% 12/1/39	2,651,000	2,793,330
		47,445,095
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,107,058
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	1,578,000	1,550,904
		4,657,962
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,545,557
Exelon Generation Co. LLC:
4% 10/1/20	3,000,000	2,829,522
5.35% 1/15/14	4,280,000	4,631,200
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 2,045,000	$ 2,291,754
6.5% 5/1/18	5,340,000	6,021,891
		18,319,924
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	9,537,000	9,310,496
7.5% 6/30/66 (j)	5,100,000	5,386,875
National Grid PLC 6.3% 8/1/16	6,883,000	7,902,496
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,593,460
5.45% 9/15/20	1,486,000	1,564,107
5.95% 6/15/41	5,116,000	5,011,352
6.15% 3/1/13	3,565,000	3,834,229
6.25% 12/15/40	991,000	1,015,424
6.4% 3/15/18	4,379,000	4,958,241
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	3,850,000	3,874,063
		44,450,743
TOTAL UTILITIES		114,873,724
TOTAL NONCONVERTIBLE BONDS (Cost $1,001,813,749)		1,070,519,148
U.S. Government and Government Agency Obligations - 33.6%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	14,560,824
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	28,359,668	30,875,403
2.125% 2/15/41	125,406,997	136,507,056
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		167,382,459
U.S. Treasury Obligations - 29.9%
U.S. Treasury Bonds:
4.375% 5/15/41	23,831,000	23,797,398
4.75% 2/15/41	13,617,000	14,474,449
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.375% 6/30/13	$ 251,094,000	$ 250,624,454
1.5% 12/31/13	400,000,000	408,437,593
1.5% 6/30/16	246,625,000	243,465,734
2.375% 9/30/14	62,500,000	65,390,625
2.625% 7/31/14 (g)	108,164,000	113,977,815
3.125% 5/15/21	278,605,000	277,604,808
3.625% 2/15/20	42,260,000	44,670,130
3.625% 2/15/21	25,069,000	26,118,764
TOTAL U.S. TREASURY OBLIGATIONS		1,468,561,770
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,647,425,228)		1,650,505,053
U.S. Government Agency - Mortgage Securities - 40.5%

Fannie Mae - 23.3%
1.795% 9/1/33 (j)	973,210	1,002,003
1.813% 5/1/34 (j)	1,788,794	1,836,705
2.035% 12/1/34 (j)	173,953	181,246
2.035% 3/1/35 (j)	140,704	146,257
2.293% 5/1/33 (j)	40,520	42,056
2.457% 3/1/35 (j)	82,721	86,633
2.504% 8/1/36 (j)	2,570,971	2,706,376
2.538% 7/1/35 (j)	275,993	288,764
2.553% 10/1/33 (j)	122,876	129,001
2.584% 6/1/36 (j)	183,522	191,524
2.605% 11/1/36 (j)	1,948,479	2,042,807
2.606% 3/1/36 (j)	587,570	616,386
2.652% 5/1/36 (j)	642,641	675,712
2.714% 5/1/35 (j)	323,049	340,809
2.915% 3/1/36 (j)	963,160	1,019,167
3.481% 7/1/37 (j)	410,992	431,768
3.5% 11/1/25 to 3/1/41	109,023,896	106,797,680
4% 12/1/25 to 5/1/41	89,909,664	89,993,990
4% 1/1/41	996,676	996,956
4.5% 6/1/24 to 5/1/41	266,965,387	276,633,073
4.5% 7/1/26 (e)	6,000,000	6,358,178
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 7/1/41 (e)(f)	$ 31,000,000	$ 32,042,456
4.648% 7/1/35 (j)	1,380,529	1,462,270
5% 2/1/18 to 3/1/41	203,314,771	216,888,809
5% 7/1/41 (e)(f)	27,900,000	29,618,994
5% 7/1/41 (e)(f)	18,900,000	20,064,480
5.5% 10/1/17 to 3/1/40	79,075,973	85,885,776
5.5% 7/1/41 (e)(f)	6,600,000	7,135,576
5.5% 7/1/41 (e)(f)	4,900,000	5,297,625
6% 5/1/15 to 2/1/40	199,970,834	220,030,578
6% 7/1/41 (e)(f)	24,600,000	27,024,332
6.5% 2/1/12 to 11/1/16	591,055	629,866
7% 10/1/11 to 6/1/32	4,166,699	4,686,117
7.5% 2/1/22 to 11/1/31	2,338,789	2,663,339
8% 6/1/29	1,534	1,762
TOTAL FANNIE MAE		1,145,949,071
Freddie Mac - 8.4%
2.155% 4/1/35 (j)	1,334,135	1,403,747
2.499% 1/1/35 (j)	153,995	161,390
2.58% 5/1/35 (j)	1,439,727	1,508,598
3.281% 10/1/35 (j)	265,494	283,083
4% 6/1/39 to 12/1/40	3,929,112	3,927,921
4% 7/1/41 (e)	77,000,000	76,838,169
4.5% 7/1/25 to 5/1/41	48,963,789	50,714,604
4.5% 7/1/41 (e)	13,900,000	14,345,705
4.5% 7/1/41 (e)	8,000,000	8,256,521
5% 11/1/33 to 1/1/41	40,289,786	42,821,489
5.5% 8/1/23 to 5/1/40	137,234,540	148,252,542
5.5% 7/1/41 (e)(f)	32,200,000	34,765,165
5.5% 7/1/41 (e)(f)	18,200,000	19,649,876
6% 7/1/37 to 8/1/37	6,181,140	6,802,137
7.5% 11/1/16 to 6/1/32	1,068,266	1,219,369
8% 7/1/25 to 10/1/27	31,644	36,253
8.5% 2/1/19 to 8/1/22	5,330	6,095
12% 11/1/19	2,504	2,797
TOTAL FREDDIE MAC		410,995,461
Ginnie Mae - 8.8%
3.5% 7/1/41 (e)	13,800,000	13,381,688
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4% 1/15/25 to 10/20/25	$ 24,131,096	$ 25,422,080
4% 7/1/41 (e)	13,500,000	13,739,517
4.5% 3/15/39 to 3/20/41	63,783,426	67,366,830
4.5% 7/1/41 (e)(f)	29,000,000	30,577,855
4.5% 7/1/41 (e)(f)	9,000,000	9,489,679
4.5% 7/1/41 (e)(f)	22,000,000	23,196,994
4.5% 7/1/41 (e)(f)	5,000,000	5,272,044
4.5% 7/1/41 (e)(f)	22,000,000	23,196,994
4.5% 7/1/41 (e)(f)	6,000,000	6,326,453
4.5% 7/1/41 (e)(f)	14,000,000	14,761,723
4.5% 7/1/41 (e)	13,000,000	13,707,314
4.5% 7/1/41 (e)(f)	28,000,000	29,431,573
4.5% 7/1/41 (e)	5,000,000	5,255,638
4.5% 7/1/41 (e)	14,000,000	14,715,786
4.5% 7/1/41 (e)(f)	16,000,000	16,818,042
5% 5/15/38 to 11/15/40	28,231,741	30,711,669
5% 7/1/41 (e)	24,000,000	26,001,454
5% 7/1/41 (e)	13,500,000	14,625,818
5% 7/1/41 (e)	23,000,000	24,918,060
5.5% 11/20/33 to 12/15/38	12,316,105	13,599,985
7% 6/15/24 to 9/15/32	4,459,653	5,116,317
7.5% 3/15/22 to 8/15/28	1,320,013	1,507,731
8% 4/15/24 to 12/15/25	90,931	104,244
8.5% 8/15/29 to 11/15/31	151,580	175,992
TOTAL GINNIE MAE		429,421,480
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,972,222,369)		1,986,366,012
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6558% 4/25/35 (j)	1,011,567	715,644
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9358% 3/25/34 (j)	9,538	9,486
Series 2005-HE2 Class M2, 0.6358% 4/25/35 (j)	96,557	93,130
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	303,000	3,030
Airspeed Ltd. Series 2007-1A Class C1, 2.6871% 6/15/32 (c)(j)	4,706,839	2,212,214
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	$ 3,740,000	$ 3,847,313
Series 2011-1 Class A2, 2.15% 1/15/16	12,500,000	12,663,473
Series 2011-3 Class A2, 1.81% 5/15/16	3,670,000	3,678,137
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.8858% 12/25/33 (j)	58,156	47,002
Series 2004-R2 Class M3, 0.7358% 4/25/34 (j)	86,951	25,002
Series 2005-R2 Class M1, 0.6358% 4/25/35 (j)	1,342,000	1,164,074
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.974% 3/25/34 (j)	31,145	23,422
Series 2006-W4 Class A2C, 0.3458% 5/25/36 (j)	890,479	256,454
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0108% 4/25/34 (j)	5,055,000	4,086,620
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,600,000	3,705,669
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (j)	950,272	837,427
C-BASS Trust Series 2006-CB7 Class A2, 0.2458% 10/25/36 (j)	18,262	18,172
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	683,214	689,685
Capital Trust Ltd. Series 2004-1 Class A2, 0.6358% 7/20/39 (c)(j)	258,308	206,647
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.4858% 7/25/36 (j)	742,000	41,317
Series 2007-RFC1 Class A3, 0.3258% 12/25/36 (j)	1,172,000	358,524
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4626% 3/25/32 (MGIC Investment Corp. Insured) (j)	60,407	23,716
Series 2004-3 Class M4, 1.1558% 4/25/34 (j)	103,878	51,101
Series 2004-4 Class M2, 0.9808% 6/25/34 (j)	382,121	216,858
Series 2005-3 Class MV1, 0.6058% 8/25/35 (j)	433,474	417,948
Series 2005-AB1 Class A2, 0.3958% 8/25/35 (j)	41,624	41,169
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (FSA Insured) (c)	208,743	209,055
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,016,250
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6598% 5/28/35 (j)	25,289	18,385
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3608% 8/25/34 (j)	189,000	110,042
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.: - continued
Series 2006-3 Class 2A3, 0.3458% 11/25/36 (j)	$ 2,926,000	$ 993,260
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0108% 3/25/34 (j)	10,322	4,117
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,080,000	4,096,067
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.6758% 1/25/35 (j)	1,317,000	563,029
Class M4, 0.8658% 1/25/35 (j)	236,000	63,861
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(j)	1,531,000	903,290
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,435,140	1,142,371
GE Business Loan Trust Series 2003-1 Class A, 0.6171% 4/15/31 (c)(j)	155,535	144,958
GSAMP Trust Series 2004-AR1 Class M1, 0.8358% 6/25/34 (j)	1,426,000	969,177
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.5858% 9/25/46 (c)(j)	232,849	121,081
Class C, 0.7358% 9/25/46 (c)(j)	992,000	198,400
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5058% 8/25/33 (j)	922,365	663,355
Series 2003-3 Class M1, 1.4758% 8/25/33 (j)	478,557	394,485
Series 2003-5 Class A2, 0.8858% 12/25/33 (j)	21,396	15,574
Series 2005-5 Class 2A2, 0.4358% 11/25/35 (j)	40,451	39,718
Series 2006-1 Class 2A3, 0.4108% 4/25/36 (j)	517,197	507,751
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4758% 3/20/36 (j)	439,477	373,886
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3758% 1/25/37 (j)	805,000	287,991
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3158% 11/25/36 (j)	808,000	655,902
Class MV1, 0.4158% 11/25/36 (j)	656,000	432,862
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5765% 12/27/29 (j)	433,469	372,784
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3108% 7/25/33 (j)	3,971,362	3,102,465
Series 2004-2 Class M2, 1.2658% 6/25/34 (j)	58,757	41,461
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.4458% 10/25/36 (j)	292,000	16,710
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1608% 7/25/34 (j)	60,380	41,613
Series 2006-FM1 Class A2B, 0.2958% 4/25/37 (j)	1,029,003	769,771
Series 2006-OPT1 Class A1A, 0.4458% 6/25/35 (j)	989,958	722,246
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5258% 8/25/34 (j)	$ 37,283	$ 28,575
Series 2005-NC1 Class M1, 0.6258% 1/25/35 (j)	260,000	178,881
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	3,090,000	319,815
Series 2006-4 Class A1, 0.2158% 3/25/25 (j)	31,440	31,398
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.6958% 9/25/35 (j)	928,000	525,906
Series 2005-D Class M2, 0.6558% 2/25/36 (j)	193,000	57,710
Ocala Funding LLC:
Series 2005-1A Class A, 1.6858% 3/20/10 (a)(c)(j)	347,000	0
Series 2006-1A Class A, 1.5858% 3/20/11 (a)(c)(j)	765,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4358% 9/25/34 (j)	346,000	215,010
Class M4, 1.6358% 9/25/34 (j)	444,000	123,380
Series 2005-WCH1:
Class M2, 0.7058% 1/25/36 (j)	501,000	471,217
Class M3, 0.7458% 1/25/36 (j)	311,000	214,774
Class M4, 1.0158% 1/25/36 (j)	959,000	626,744
Series 2005-WHQ2 Class M7, 1.4358% 5/25/35 (j)	1,682,000	13,802
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	430,375	404,844
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2558% 2/25/37 (j)	60,427	60,158
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9858% 4/25/33 (j)	3,323	2,839
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9808% 3/25/35 (j)	2,814,705	2,254,511
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3458% 3/20/19 (FGIC Insured) (c)(j)	354,437	337,946
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (j)	827,000	329,901
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3358% 9/25/34 (j)	45,009	19,726
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0458% 9/25/34 (j)	18,730	13,985
WaMu Master Note Trust Series 2006-C2A Class C2, 0.6871% 8/15/15 (c)(j)	4,550,000	4,547,026
TOTAL ASSET-BACKED SECURITIES (Cost $77,517,290)		68,203,299
Collateralized Mortgage Obligations - 1.3%
	Principal Amount	Value
Private Sponsor - 1.1%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (j)	$ 865,000	$ 384,950
Class C, 5.6578% 4/10/49 (j)	2,315,000	927,694
Class D, 5.6578% 4/10/49 (j)	1,160,000	407,965
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	1,925,448	1,960,349
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (j)	37,007	31,853
Series 2005-E Class 2A7, 2.8654% 6/25/35 (j)	3,890,000	3,030,263
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (c)(j)(k)	25,634,402	1,630,348
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7458% 1/25/35 (j)	2,644,897	2,099,035
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9295% 2/25/37 (j)	535,162	513,423
Series 2007-A2 Class 2A1, 3.0617% 7/25/37 (j)	1,007,603	949,061
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8964% 11/25/34 (j)	1,188,099	1,078,592
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(j)	625,357	625,082
Class C2, 0.7455% 10/18/54 (c)(j)	209,687	208,932
Class M2, 0.5255% 10/18/54 (c)(j)	359,463	359,248
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(j)	1,594,000	1,578,082
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.2758% 12/20/54 (j)	1,954,000	1,621,820
Class M1, 0.3558% 12/20/54 (j)	515,000	374,405
Series 2007-1:
Class 1M1, 0.4858% 12/20/54 (j)	785,000	570,695
Class 2M1, 0.6858% 12/20/54 (j)	4,428,000	3,219,156
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.174% 1/20/44 (j)	2,564,032	2,223,977
Class 1C, 2.724% 1/20/44 (j)	279,947	197,713
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7426% 4/25/35 (j)	1,800,949	1,496,733
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4058% 5/19/35 (j)	232,498	147,901
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3958% 5/25/47 (j)	603,711	408,383
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3558% 2/25/37 (j)	$ 904,983	$ 606,584
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.357% 6/15/22 (c)(j)	128,000	125,120
Class C, 0.377% 6/15/22 (c)(j)	828,000	780,390
Class D, 0.387% 6/15/22 (c)(j)	318,000	298,125
Class E, 0.397% 6/15/22 (c)(j)	509,000	472,098
Class F, 0.427% 6/15/22 (c)(j)	919,000	843,183
Class G, 0.497% 6/15/22 (c)(j)	191,000	171,423
Class H, 0.517% 6/15/22 (c)(j)	382,000	336,160
Class J, 0.557% 6/15/22 (c)(j)	446,000	388,020
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4758% 7/25/35 (j)	3,359,649	2,657,161
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.4858% 3/25/37 (j)	1,589,000	104,233
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.7961% 10/25/35 (j)	2,406,825	2,003,705
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5396% 7/10/35 (c)(j)	495,778	389,185
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	658,015	698,629
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6358% 6/25/33 (c)(j)	142,681	131,551
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	1,620,500
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	24,548	17,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3948% 9/25/36 (j)	2,128,000	1,576,440
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.7732% 7/25/35 (j)	2,680,518	2,452,547
Class 2A6, 2.7732% 7/25/35 (j)	1,873,909	1,706,627
Series 2005-AR3 Class 2A1, 2.8609% 3/25/35 (j)	936,311	836,039
Series 2006-AR8 Class 3A1, 2.7708% 4/25/36 (j)	10,214,551	8,486,430
TOTAL PRIVATE SPONSOR		52,747,435
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	4,840,228	5,361,678
Series 1999-57 Class PH, 6.5% 12/25/29	3,628,282	4,090,481
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 2006-45 Class OP, 6/25/36 (l)	$ 2,188,021	$ 1,891,666
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2006-15 Class OP, 3/25/36 (l)	2,480,401	2,044,152
TOTAL U.S. GOVERNMENT AGENCY		13,387,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,615,394)		66,135,412
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3866% 2/14/43 (j)(k)	15,217,264	297,260
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	5,450,000	5,992,796
Series 2006-5:
Class A2, 5.317% 9/10/47	5,056,690	5,127,436
Class A3, 5.39% 9/10/47	3,670,000	3,796,924
Series 2007-3 Class A3, 5.6243% 6/10/49 (j)	8,000,000	8,445,786
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6571% 3/15/22 (c)(j)	400,000	389,000
Class G, 0.7171% 3/15/22 (c)(j)	259,000	241,518
Series 2006-BIX1:
Class F, 0.4971% 10/15/19 (c)(j)	1,030,000	965,625
Class G, 0.5171% 10/15/19 (c)(j)	1,218,000	1,099,245
Class H, 0.5571% 10/15/19 (c)(j)	1,445,000	1,227,657
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0358% 12/25/33 (c)(j)	45,417	33,143
Series 2004-1:
Class A, 0.5458% 4/25/34 (c)(j)	626,715	547,585
Class B, 2.0858% 4/25/34 (c)(j)	69,701	41,340
Class M1, 0.7458% 4/25/34 (c)(j)	56,558	42,998
Class M2, 1.3858% 4/25/34 (c)(j)	50,782	36,737
Series 2004-2:
Class A, 0.6158% 8/25/34 (c)(j)	1,328,123	1,138,375
Class M1, 0.7658% 8/25/34 (c)(j)	113,542	79,563
Series 2004-3:
Class A1, 0.5558% 1/25/35 (c)(j)	1,085,580	943,121
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A2, 0.6058% 1/25/35 (c)(j)	$ 346,368	$ 299,589
Class M1, 0.6858% 1/25/35 (c)(j)	398,105	282,486
Class M2, 1.1858% 1/25/35 (c)(j)	253,127	172,564
Series 2005-2A:
Class A1, 0.4958% 8/25/35 (c)(j)	764,919	638,266
Class M1, 0.6158% 8/25/35 (c)(j)	56,601	36,809
Class M2, 0.6658% 8/25/35 (c)(j)	93,796	55,798
Class M3, 0.6858% 8/25/35 (c)(j)	51,749	29,582
Class M4, 0.7958% 8/25/35 (c)(j)	47,706	26,041
Series 2005-3A:
Class A1, 0.5058% 11/25/35 (c)(j)	421,296	347,362
Class A2, 0.5858% 11/25/35 (c)(j)	273,357	226,397
Class M2, 0.6758% 11/25/35 (c)(j)	59,617	36,071
Class M3, 0.6958% 11/25/35 (c)(j)	53,435	31,040
Class M4, 0.7858% 11/25/35 (c)(j)	66,683	34,117
Series 2005-4A:
Class A2, 0.5758% 1/25/36 (c)(j)	992,510	828,078
Class B1, 1.5858% 1/25/36 (c)(j)	80,814	29,294
Class M1, 0.6358% 1/25/36 (c)(j)	320,352	213,862
Class M2, 0.6558% 1/25/36 (c)(j)	95,815	58,450
Class M3, 0.6858% 1/25/36 (c)(j)	140,335	80,975
Class M4, 0.7958% 1/25/36 (c)(j)	73,071	37,973
Class M5, 0.8358% 1/25/36 (c)(j)	73,071	32,920
Class M6, 0.8858% 1/25/36 (c)(j)	77,910	32,514
Series 2006-1:
Class A2, 0.5458% 4/25/36 (c)(j)	150,160	123,770
Class M6, 0.8258% 4/25/36 (c)(j)	50,544	23,133
Series 2006-2A:
Class A1, 0.4158% 7/25/36 (c)(j)	1,502,473	1,194,729
Class A2, 0.4658% 7/25/36 (c)(j)	135,396	105,633
Class B3, 2.8858% 7/25/36 (c)(j)	72,421	21,449
Class M1, 0.4958% 7/25/36 (c)(j)	142,218	91,623
Class M2, 0.5158% 7/25/36 (c)(j)	100,235	60,076
Class M3, 0.5358% 7/25/36 (c)(j)	78,718	46,191
Class M4, 0.6058% 7/25/36 (c)(j)	53,004	29,780
Class M5, 0.6558% 7/25/36 (c)(j)	65,074	35,348
Class M6, 0.7258% 7/25/36 (c)(j)	103,384	42,567
Series 2006-3A:
Class B1, 0.9858% 10/25/36 (c)(j)	87,702	10,217
Class B3, 2.7858% 10/25/36 (c)(j)	97,233	3,705
Class M4, 0.6158% 10/25/36 (c)(j)	97,167	29,150
Class M5, 0.6658% 10/25/36 (c)(j)	123,036	29,529
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class M6, 0.7458% 10/25/36 (c)(j)	$ 240,393	$ 44,473
Series 2006-4A:
Class A1, 0.4158% 12/25/36 (c)(j)	890,246	694,392
Class A2, 0.4558% 12/25/36 (c)(j)	1,985,598	1,469,342
Class B1, 0.8858% 12/25/36 (c)(j)	65,459	9,883
Class B3, 2.6358% 12/25/36 (c)(j)	113,759	9,539
Class M1, 0.4758% 12/25/36 (c)(j)	143,387	62,116
Class M2, 0.4958% 12/25/36 (c)(j)	91,020	35,965
Class M3, 0.5258% 12/25/36 (c)(j)	92,266	31,059
Class M4, 0.5858% 12/25/36 (c)(j)	110,346	31,685
Class M5, 0.6258% 12/25/36 (c)(j)	101,618	24,274
Class M6, 0.7058% 12/25/36 (c)(j)	91,020	17,988
Series 2007-1:
Class A2, 0.4558% 3/25/37 (c)(j)	377,908	251,309
Class B1, 0.8558% 3/25/37 (c)(j)	116,784	17,518
Class B2, 1.3358% 3/25/37 (c)(j)	84,636	9,733
Class B3, 3.5358% 3/25/37 (c)(j)	175,973	9,679
Class M1, 0.4558% 3/25/37 (c)(j)	101,694	41,695
Class M2, 0.4758% 3/25/37 (c)(j)	76,107	25,876
Class M3, 0.5058% 3/25/37 (c)(j)	67,577	20,949
Class M5, 0.6058% 3/25/37 (c)(j)	84,636	18,620
Class M6, 0.6858% 3/25/37 (c)(j)	118,752	22,563
Series 2007-2A:
Class A1, 0.4558% 7/25/37 (c)(j)	1,428,602	1,058,007
Class A2, 0.5058% 7/25/37 (c)(j)	1,338,261	810,194
Class B1, 1.7858% 7/25/37 (c)(j)	396,579	34,502
Class B2, 2.4358% 7/25/37 (c)(j)	345,284	20,476
Class B3, 3.5358% 7/25/37 (c)(j)	385,860	15,931
Class M1, 0.5558% 7/25/37 (c)(j)	447,874	146,025
Class M2, 0.5958% 7/25/37 (c)(j)	172,259	42,503
Class M3, 0.6758% 7/25/37 (c)(j)	172,259	33,285
Class M4, 0.8358% 7/25/37 (c)(j)	493,044	78,168
Class M5, 0.9358% 7/25/37 (c)(j)	436,390	60,653
Class M6, 1.1858% 7/25/37 (c)(j)	549,698	62,803
Series 2007-3:
Class A2, 0.4758% 7/25/37 (c)(j)	549,535	373,292
Class B1, 1.1358% 7/25/37 (c)(j)	327,595	44,146
Class B2, 1.7858% 7/25/37 (c)(j)	853,373	85,241
Class B3, 4.1858% 7/25/37 (c)(j)	399,201	20,024
Class M1, 0.4958% 7/25/37 (c)(j)	287,584	108,594
Class M2, 0.5258% 7/25/37 (c)(j)	305,089	95,684
Class M3, 0.5558% 7/25/37 (c)(j)	499,520	130,513
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M4, 0.6858% 7/25/37 (c)(j)	$ 783,353	$ 180,196
Class M5, 0.7858% 7/25/37 (c)(j)	393,239	78,773
Class M6, 0.9858% 7/25/37 (c)(j)	296,961	50,377
Series 2007-4A:
Class B1, 2.7358% 9/25/37 (c)(j)	126,852	3,806
Class B2, 3.6358% 9/25/37 (c)(j)	479,582	14,387
Class M1, 1.1358% 9/25/37 (c)(j)	121,942	23,169
Class M2, 1.2358% 9/25/37 (c)(j)	121,942	17,072
Class M4, 1.7858% 9/25/37 (c)(j)	322,450	25,796
Class M5, 1.9358% 9/25/37 (c)(j)	322,450	22,571
Class M6, 2.1358% 9/25/37 (c)(j)	323,268	16,163
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6271% 3/15/19 (c)(j)	524,000	521,157
Class H, 0.8371% 3/15/19 (c)(j)	352,000	330,848
Class J, 1.0371% 3/15/19 (c)(j)	265,000	217,974
Series 2007-BBA8:
Class D, 0.4371% 3/15/22 (c)(j)	271,000	249,183
Class E, 0.4871% 3/15/22 (c)(j)	1,409,000	1,282,767
Class F, 0.5371% 3/15/22 (c)(j)	864,000	770,141
Class G, 0.5871% 3/15/22 (c)(j)	222,000	191,551
Class H, 0.7371% 3/15/22 (c)(j)	271,000	228,037
Class J, 0.8871% 3/15/22 (c)(j)	271,000	210,759
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,790,049
C-BASS Trust floater Series 2006-SC1 Class A, 0.4558% 5/25/36 (c)(j)	533,103	400,474
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5196% 8/15/21 (c)(j)	289,000	280,190
Class H, 0.5596% 8/15/21 (c)(j)	231,000	212,520
Series 2007-C6 Class A2, 5.6976% 12/10/49 (j)	870,000	894,357
Series 2007-FL3A Class A2, 0.3271% 4/15/22 (c)(j)	3,890,000	3,705,182
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	8,552,004
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4171% 4/15/17 (c)(j)	2,000,000	1,880,000
Class D, 0.4971% 4/15/17 (c)(j)	618,000	556,200
Class E, 0.5571% 4/15/17 (c)(j)	197,000	174,345
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.5971% 4/15/17 (c)(j)	$ 112,000	$ 94,640
Class G, 0.7371% 4/15/17 (c)(j)	112,000	92,960
Class H, 0.8071% 4/15/17 (c)(j)	112,000	85,120
Class J, 1.0371% 4/15/17 (c)(j)	86,000	53,320
Series 2005-FL11:
Class F, 0.6371% 11/15/17 (c)(j)	120,717	109,853
Class G, 0.6871% 11/15/17 (c)(j)	83,804	74,166
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,715,110
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	20,000,000	20,000,000
Class AJFX, 5.478% 2/5/19 (c)	2,410,000	2,429,559
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,354,002
Series 2007-C3 Class A4, 5.7159% 6/15/39 (j)	15,075,000	15,951,061
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	10,000,000	10,600,485
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (j)	56,795	57,495
Series 1997-C2 Class D, 7.27% 1/17/35	89,142	89,222
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3371% 2/15/22 (c)(j)	4,655,000	4,236,050
Class C:
0.3571% 2/15/22 (c)(j)	1,212,000	1,090,800
0.4571% 2/15/22 (c)(j)	433,000	372,380
Class F, 0.5071% 2/15/22 (c)(j)	866,000	727,440
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,845,598
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	9,460,019
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(k)	2,249,792	6,694
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3802% 11/5/21 (c)(j)	4,685,000	4,319,834
Series 2006-GG7 Class A4, 5.881% 7/10/38 (j)	7,500,000	8,326,807
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5602% 6/6/20 (c)(j)	2,443,590	2,239,854
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2006-FL8A:
Class F, 0.6302% 6/6/20 (c)(j)	$ 543,000	$ 486,189
Series 2007-EOP:
Class D, 2.3636% 3/6/20 (c)(j)	4,485,000	4,430,703
Class H, 3.5846% 3/6/20 (c)(j)	480,000	476,086
Class J, 4.4568% 3/6/20 (c)(j)	690,000	687,589
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,586,870	1,593,387
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-CB14 Class A3B, 5.4796% 12/12/44 (j)	2,375,000	2,434,033
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.87% 4/15/45 (j)	2,090,000	2,319,590
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4171% 11/15/18 (c)(j)	109,610	98,649
Class E, 0.4671% 11/15/18 (c)(j)	164,923	150,080
Class F, 0.5171% 11/15/18 (c)(j)	247,638	220,398
Class G, 0.5471% 11/15/18 (c)(j)	215,161	185,038
Class H, 0.6871% 11/15/18 (c)(j)	164,960	135,267
sequential payer:
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	5,026,006
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,221,000	29,186,345
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9608% 7/15/44 (j)	19,797,000	21,516,413
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,359,015	1,360,556
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	7,177,931
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,406,838
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5271% 9/15/21 (c)(j)	743,007	638,986
Class G, 0.5471% 9/15/21 (c)(j)	3,111,988	2,551,830
Class H, 0.5871% 9/15/21 (c)(j)	378,548	302,839
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,483,804	3,565,577
Series 2005-MCP1 Class A2, 4.556% 6/12/43	894,297	903,853
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (j)	3,475,000	3,580,321
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	6,350,000	6,744,478
Series 2007-7 Class B, 5.7436% 6/12/50 (j)	1,365,000	381,518
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.387% 7/17/17 (c)(j)	$ 694,744	$ 653,059
Series 2007-XLFA:
Class D, 0.377% 10/15/20 (c)(j)	434,000	387,054
Class E, 0.437% 10/15/20 (c)(j)	542,000	479,121
Class F, 0.487% 10/15/20 (c)(j)	326,000	270,527
Class G, 0.527% 10/15/20 (c)(j)	402,000	313,154
Class H, 0.617% 10/15/20 (c)(j)	253,000	182,145
Class J, 0.767% 10/15/20 (c)(j)	289,000	151,870
Class MHRO, 0.877% 10/15/20 (c)(j)	104,340	89,732
Class NHRO, 1.077% 10/15/20 (c)(j)	162,114	132,934
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	8,435,000	8,856,411
Series 2007-T27 Class A4, 5.6407% 6/11/42 (j)	7,464,000	8,263,312
Series 2006-HQ8 Class A3, 5.4661% 3/12/44 (j)	1,928,049	1,946,455
Series 2006-T23 Class A3, 5.8002% 8/12/41 (j)	2,485,000	2,649,481
Series 2007-HQ12 Class A4, 5.5934% 4/12/49 (j)	4,350,000	4,494,372
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,038,418
Class B, 5.7248% 4/15/49 (j)	3,845,000	1,960,950
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.3871% 1/15/18 (c)(j)	829,000	795,633
Series 2006-WL7A:
Class E, 0.4653% 9/15/21 (c)(j)	906,000	781,948
Class F, 0.5253% 8/11/18 (c)(j)	1,220,000	1,039,836
Class G, 0.5453% 8/11/18 (c)(j)	1,156,000	931,245
Class J, 0.7853% 8/11/18 (c)(j)	257,000	170,307
Series 2007-WHL8:
Class AP1, 0.8871% 6/15/20 (c)(j)	57,512	51,761
Class AP2, 0.9871% 6/15/20 (c)(j)	99,420	87,489
Class F, 0.6671% 6/15/20 (c)(j)	1,931,000	1,428,940
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,390,134
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	8,058,836
Series 2007-C32 Class A3, 5.7431% 6/15/49 (j)	5,370,000	5,778,739
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,664,870
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	4,335,000	2,057,275
Series 2007-C31A Class A2, 5.421% 4/15/47	2,339,983	2,441,235
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8993% 2/15/51 (j)	$ 20,000,000	$ 21,758,836
Class A5, 5.8993% 2/15/51 (j)	12,160,000	13,104,369
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $348,109,364)		364,075,361
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,400,000	1,395,604
California Gen. Oblig.:
7.5% 4/1/34	4,970,000	5,621,070
7.55% 4/1/39	3,611,000	4,132,284
Illinois Gen. Oblig.:
5.665% 3/1/18	2,625,000	2,722,965
5.877% 3/1/19	1,480,000	1,521,248
TOTAL MUNICIPAL SECURITIES (Cost $14,134,077)		15,393,171
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 6.05% 1/11/40 (Cost $3,461,430)	3,414,000	3,632,497
Cash Equivalents - 8.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $431,233,000)	$ 431,233,661	431,233,000
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $5,572,531,901)		5,656,062,953
NET OTHER ASSETS (LIABILITIES) - (15.2)%		(746,441,742)
NET ASSETS - 100%		$ 4,909,621,211
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Rating-Aa3) (Upfront Premium Received/(Paid) $(160,742))

	March 2018	$ 5,000,000	$ 292,238
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000) (i)	Sept. 2037	9,313,724	(8,711,009)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000) (i)	Sept. 2037	2,607,843	(2,439,082)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000) (i)	Sept. 2037	7,450,979	(6,968,807)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250) (i)	Sept. 2037	1,552,288	(1,451,835)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000) (i)	Sept. 2037	8,444,443	(7,897,981)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000) (i)

	Sept. 2037	$ 2,856,208	$ (2,671,376)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000) (i)	Sept. 2037	4,718,953	(4,413,578)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	192,519	(106,876)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (h)	Oct. 2034	233,185	(97,250)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	29,939	(17,622)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,270	(1,195)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (h)

	Oct. 2034	$ 249,986	$ (94,336)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	189,187	(142,838)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	6,500,000	378,552
		$ 49,340,524	$ (34,342,995)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,936,932 or 5.6% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $35,783,243.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$431,233,000 due 7/01/11 at 0.06%
BNP Paribas Securities Corp.	$ 69,629,808
Barclays Capital, Inc.	13,454,150
Mizuho Securities USA, Inc.	208,889,425
UBS Securities LLC	139,259,617
$ 431,233,000
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,070,519,148	$ -	$ 1,070,519,148	$ -
U.S. Government and Government Agency Obligations	1,650,505,053	-	1,650,505,053	-
U.S. Government Agency - Mortgage Securities	1,986,366,012	-	1,986,366,012	-
Asset-Backed Securities	68,203,299	-	59,787,669	8,415,630
Collateralized Mortgage Obligations	66,135,412	-	62,680,222	3,455,190
Commercial Mortgage Securities	364,075,361	-	345,753,564	18,321,797
Municipal Securities	15,393,171	-	15,393,171	-
Foreign Government and Government Agency Obligations	3,632,497	-	3,632,497	-
Cash Equivalents	431,233,000	-	431,233,000	-
Total Investments in Securities:	$ 5,656,062,953	$ -	$ 5,625,870,336	$ 30,192,617
Derivative Instruments:
Assets
Swap Agreements	$ 670,790	$ -	$ 670,790	$ -
Liabilities
Swap Agreements	$ (35,013,785)	$ -	$ (34,553,674)	$ (460,111)
Total Derivative Instruments:	$ (34,342,995)	$ -	$ (33,882,884)	$ (460,111)
Other Financial Instruments
Forward Commitments	$ 938,733	$ -	$ 938,733	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,846,814
Total Realized Gain (Loss)	(1,647,959)
Total Unrealized Gain (Loss)	8,076,598
Cost of Purchases	22,737
Proceeds of Sales	(4,994,405)
Amortization/Accretion	(445,357)
Transfers in to Level 3	3,775,240
Transfers out of Level 3	(7,441,051)
Ending Balance	$ 30,192,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 5,576,404
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (582,835)
Total Unrealized Gain (Loss)	122,724
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (460,111)
Realized gain (loss) on Swap Agreements for the period	$ 18,450
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at June 30, 2011	$ 122,724

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $5,565,884,928. Net unrealized appreciation aggregated $90,178,025, of which $148,354,430 related to appreciated investment securities and $58,176,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $49,340,524 representing 1.0% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011